Borrowings and Debentures - Long-term Borrowings (Parenthetical) (Detail)	Dec. 31, 2019
Long term borrowings from KEB Hana Bank [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.53%